RELATED PARTY BALANCES AND TRANSACTIONS (Details - Due to related parties) - USD ($)		Mar. 31, 2022	Dec. 31, 2021
Related Party Transaction [Line Items]
Due from related parties		$ 15,334	$ 39,341
Due to related parties		15,334	39,341
Yin Chieh Cheng [Member]
Related Party Transaction [Line Items]
Due from related parties	[1]	7,653	0
Mountain Share Transfer [Member]
Related Party Transaction [Line Items]
Due to related parties	[2]	7,681	39,341
Taisi Electric [Member]
Related Party Transaction [Line Items]
Due from related parties	[3]	$ 2,073,362	$ 1,615,217

[1]	Mr. Yin-Chieh Cheng (“Mr. Cheng”) is the chairman the Company, and he holds 42.5% shares of the Company. The balance due to Mr. Cheng as of March 31, 2022 mainly represented the amount paid by Mr. Cheng on behalf of the Company.
[2]	Mountain Share Transfer, LLC is company 100% controlled by Erik S. Nelson, a greater than 5% stockholder of the Company. The balances represented the amount paid on behalf of the Company for its daily operation purpose.
[3]	Mr. Tsai Wen-Chih is the director of XFC and has control power over Taisi Electrical & Plumbing Co. Pte Ltd. The Company took over the receivable amount of $877,809 from acquisition of XFC in December 2020. None of the receivables have been impaired and it is expected that the full contractual amounts can be collected.